Commodity Trading Advisors	12 Months Ended
Dec. 31, 2012
Commodity Trading Advisors
Commodity Trading Advisors

Note 4. Commodity Trading Advisors

The Partnership, through the Trading Companies, allocates assets to the commodity trading advisors. Each Trading Company has entered into an advisory contract with its own Advisor. The commodity trading advisors are Alder Capital Limited, Amplitude Capital International Limited, Denali Asset Management, LLLP, EMC Capital Management, Inc., Eckhardt Trading Co., Lynx Asset Management AB, Quantitative Investment Management LLC, Rabar Market Research, Inc., Sunrise Capital Partners, LLC, Transtrend B.V., and Winton Capital Management Limited (collectively, the “Advisors”).  On October 31, 2012, Global Advisors Jersey Limited and Welton Investment Corporation were terminated as trading advisors for the Partnership and their assets were reallocated to Lynx Asset Management AB. The Advisors are paid a consulting fee, either monthly or quarterly, ranging from 0 percent to 2 percent per annum of the Partnership’s month-end allocated net assets and a quarterly incentive fee ranging from 20 percent to 26 percent of the new trading profits on the allocated net assets of the Advisor.